BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	10,000,000	0
Convertible preferred stock, shares issued (in shares)	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	156,277,000
Common stock, shares issued (in shares)	221,959,711	5,678,000
Common stock, shares outstanding (in shares)	221,959,711	5,678,000
Convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	0	115,644,000
Convertible preferred stock, shares issued (in shares)	0	115,136,000
Convertible preferred stock, shares outstanding (in shares)	0	115,136,000
Convertible preferred stock, liquidation preference (in shares)	$ 0	$ 631,296